ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2012
Assets pledged [Abstract]
Assets pledged

(in thousands of $)	2012	2011
Vessel, net	42,390	45,221
Restricted cash and investments	13,066	20,862
	55,456	66,083